CONSOLIDATED STATEMENTS OF OPERATIONS (EUR €) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product sales	€ 21,734	€ 19,715	€ 9,702
Other revenues	123	289	129
Total Revenues	23,883	24,551	10,168
Operating costs and expenses:
Cost of goods sold	6,035	5,786	4,002
Research and development	5,533	6,104	3,512
General and administrative	5,490	5,835	6,036
Sales and Marketing	2,237
Charges from related parties	222	346	279
Restructuring charges		1,101
Depreciation and amortization	870	908	916
Costs and Expenses, Total	20,387	20,080	14,745
Operating income/(loss)	3,496	4,471	(4,577)
Foreign currency exchange gain, net	46	90	162
Interest expense, net	(21)	(87)	(110)
Pre-tax income/(loss)	3,521	4,474	(4,525)
Income tax expense:
Total income tax expense	(811)	(397)
Net income/(loss)	2,710	4,077	(4,525)
Net income/(loss) per share:
Basic	€ 0.18	€ 0.27	€ (0.30)
Diluted	€ 0.18	€ 0.27	€ (0.30)
Weighted average shares used to compute net income/(loss) per share:
Basic	14,964,021	14,956,317	14,956,317
Diluted	15,340,859	14,956,317	14,956,317
Related Party
Revenues:
Product sales			195
Other revenues	2,026	4,547	337
API
Revenues:
Product sales	4,848	6,533	4,603
NPP
Revenues:
Product sales	€ 16,886	€ 13,182	€ 4,904